UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		Febuary 5, 2010
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    55
Form 13F Information Table Value Total:   $81,226
List of Other Included Managers: None

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       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	 CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------   --------      ------  ------   --- ----  ------   --------   ------  -------	----
3M CO				COM		88579Y101	1264	 15295	 SH	   SOLE					15295
AEGON N V			NY REGISTRY SH	007924103	2658	148420	 SH	   SOLE				       148420
AMERICAN STRATEGIC INCM PTFL	COM		030098107	 390	 34440	 SH	   SOLE					34440
BANK HAWAII CORP		COM		062540109	 341	  7250	 SH	   SOLE		  	 		 7250
APOLLO GROUP INC		CL A		037604105	 606	 10005	 SH	   SOLE					10005
COCA COLA CO			COM		191216100	 567	  9950	 SH	   SOLE					 9950
COLGATE PALMOLIVE CO		COM		194162103	 291	  3540	 SH	   SOLE					 3540
BANK OF AMERICA CORPORATION	COM		060505104	 509	 33767	 SH	   SOLE					33767
EATON VANCE ENHANCED EQ INC	COM		278274105	1084	 76371	 SH	   SOLE					76371
EBAY INC			COM		278642103	 298	 12660	 SH	   SOLE					12660
EVERGREEN MULTI SECT INC FUN	COM SHS		30024Y104	2517	177505	 SH	   SOLE				       177505
EXPEDITORS INTL WASH INC	COM	     	302130109	 336	  9675	 SH	   SOLE					 9675
EXXON MOBIL CORP		COM		30121G102      28588	419247	 SH	   SOLE				       419247
FASTENAL CO			COM		311900104	 559	 13435	 SH	   SOLE					13435
FORT DEARBORN INCOME SECS IN	COM		347200107	1451	100209	 SH	   SOLE			     	       100209
GARMIN LTD			ORD		G37260109        895	 29165	 SH	   SOLE					29165
GENERAL ELECTRIC CO		COM		369604103	 997	 65874	 SH	   SOLE					65874
GOLDMAN SACHS GROUP INC		COM		38141G104        208	  1230	 SH	   SOLE					 1230
HOME DEPOT INC			COM		437076102	1408	 48663	 SH	   SOLE					48663
ING GROEP N V			SPONSORED ADR	456837509	1840	109580	 SH	   SOLE				       109580
INTERNATIONAL BUSINESS MACHS	COM		459200101	 548	  4185	 SH	   SOLE					 4185
INTUIT				COM		461202103	 628	 20425	 SH	   SOLE					20425
ISHARES TR			MRTG PLS CAP IDX464288539	 944	 64200	 SH	   SOLE					64200
ISHARES TR			S&P500 GRW	464287309	6464	111474	 SH	   SOLE				       111474
ISHARES TR	 		US PFD STK IDX	464288687	 715	 19495	 SH	   SOLE					19495
ISHARES TR INDEX		COHEN&ST RLTY	464287564	 246	  4675	 SH	   SOLE					 4675
ISHARES TR INDEX		BARCLY USAGG B	464287226	 219	  2125	 SH	   SOLE					 2125
ISHARES TR INDEX		BARCLYS 20+ YR	464287432	 353	  3925	 SH	   SOLE					 3925
ISHARES TR INDEX		DJ SEL DIV INX	464287168	 412	  9375	 SH	   SOLE					 9375
ISHARES TR INDEX		S&P 500 INDEX	464287200	 785	  7020	 SH	   SOLE					 7020
JOHNSON & JOHNSON		COM		478160104	 825	 12810	 SH	   SOLE					12810
LINEAR TECHNOLOGY CORP		COM		535678106	 749	 24505	 SH	   SOLE					24505
MAXIM INTEGRATED PRODS INC	COM		57772K101        404	 19875	 SH	   SOLE					19875
MGRAW HILL COS INC		COM		580645109	 209	  6250	 SH	   SOLE					 6250
MEDTRONIC INC			COM		585055106	 440	 10005	 SH	   SOLE					10005
MFS MULTIMARKET INCOME TR	SH BEN INT	552737108	 631	 97025	 SH	   SOLE					97025
MICROSOFT CORP			COM		594918104	 789	 25875	 SH	   SOLE					25875
POWERSHARES QQQ TRUST		UNIT SER 1	73935A104        267	  5840	 SH	   SOLE					 5840
NEUBERGER BERMAN INCOME OPP	COM SHS		64126L108        191	 30315	 SH	   SOLE					30315
NEUBERGER BERMAN INTER MUNI	COM		64124P101        212	 15775	 SH	   SOLE					15775
NUVEEN MULTI STRAT INC GR FD	COM SHS		67073D102       1308	170100	 SH	   SOLE				       170100
ORACLE CORP			COM		68389X105        373	 15215	 SH	   SOLE					15215
PENN WEST ENERGY TR		TR UNIT		707885109	 891	 50641	 SH	   SOLE					50641
PFIZER INC			COM		717081103	 376	 20675	 SH	   SOLE					20675
PROCTER & GAMBLE CO		COM		742718109	 303	  4990	 SH	   SOLE					 4990
QUALCOMM INC			COM		747525103	 782	 16905	 SH	   SOLE					16905
RIVUS BOND FUND			COM		769667106	1203	 73600	 SH	   SOLE					73600
ROCKWELL COLLINS INC		COM		774341101	 349	  6300	 SH	   SOLE					 6300
SEI INVESTMENTS CO		COM		784117103	 488	 27850	 SH	   SOLE					27850
SPDR TR				UNIT SER 1	78462F103	6550	 58774	 SH	   SOLE					58774
STARBUCKS CORP			COM		855244109	 664	 28800	 SH	   SOLE					28800
STRYKER CORP			COM		863667101	 511	 10140	 SH	   SOLE					10140
TCF FINL CORP			COM		872275102	 345	 25350	 SH	   SOLE					25350
VANGUARD INDEX FDS		STK MRK ETF	922908769	3713	 65865	 SH	   SOLE					65865
WELLS FARGO & CO NEW		COM		949746101	 532	 19699	 SH	   SOLE					19699



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